Financial Instruments - Liabilities Reconciliation of Fair Value Measurements in Level 3 of the Fair Value Hierarchy (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Beginning balance		£ (267,463)	£ (298,560)
Transfers in			(31)
Ending Balance		(265,685)	(267,463)
Level 3 [member] | Fair Value Through P&L [member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance		(49)
At 1 January 2018			(6)
Total gains/(losses) recognised in profit or loss, fair value movements		(6)	(13)
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements		(6)	(1)
Transfers in		0	(29)
Netting	[1]	0
Additions		(3)
Sales		0
Settlements		3
Ending Balance		(61)	(49)
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year		(12)	(14)
Level 3 [member] | Financial Liabilities at Fair Value, Class [member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance		(115)
At 1 January 2018			(69)
Total gains/(losses) recognised in profit or loss, fair value movements		(12)	(12)
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements		(6)	4
Transfers in		0	(60)
Netting	[1]	0
Additions		(3)
Sales		0
Settlements		43	22
Ending Balance		(93)	(115)
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year		(18)	(8)
Level 3 [member] | Derivative Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance		(66)
At 1 January 2018			(63)
Total gains/(losses) recognised in profit or loss, fair value movements		(6)	1
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements		0	5
Transfers in		0	(31)
Netting	[1]	0
Additions		0
Sales		0
Settlements		40	22
Ending Balance		(32)	(66)
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year		£ (6)	£ 6

[1]	This 19. relates to the effect of netting on the fair value of the credit linked notes due to a legal right of set-off between the principal amounts of the senior notes and the associated cash deposits. For more, see ‘ii) Credit protection entities’ in Note